Income Taxes - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed “expected” income tax expenses (benefit)	¥ (27,713,394)		¥ (35,315,404)	¥ (17,013,369)
Increase (decrease) in valuation allowance	11,770,037		23,171,671	(14,570,083)
Entities not subject to income tax	3,445,048		4,576,771	4,896,732
Non-deductible expenses
Entertainment	226,312		394,380	255,843
Share-based compensation	444,196		1,202,364	2,427,342
Bad debt loss				25,206
Additional deduction of research and development costs	(288,502)		(240,404)	(447,525)
Gain from discharge of intercompany payables				25,594,493
Investment loss from sale of non-redeemable non-controlling interests				(1,725,000)
Other	1,847,467		(938,497)	¥ 556,361
Total income tax benefit	¥ (10,268,836)	$ (1,573,768)	¥ (7,149,119)